Description of Business and Basis for Preparation IFRS 16 Leases Reconciliation of Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments as of December 31, 2018 as disclosed in the Group's consolidated financial statements	€ 8,274		€ 2,261
Lease liabilities recognized on January 1, 2019	€ 7,670		€ 0
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Contracts not containing a lease		€ (874)
Operating lease commitments as of January 1, 2019		1,387
Lessee's weighted average incremental borrowing rate applied to lease liabilities		1,331
Recognition exemption for leases with less than 12 months of lease term at transition		(14)
Lease liabilities recognized on January 1, 2019		€ 1,317
Lessee's weighted average incremental borrowing rate applied to lease liabilities		2.79%